Investment and Fair Value Measurement (Details) - Schedule of carrying value of our non-marketable investments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Value Of Our Non Marketable Investments Abstract
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	6,108,872
Downward adjustments and impairment	(520,821)
Total carrying value at the end of the year	$ 9,667,758	$ 4,079,707